UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Queens Road Small Cap Value Fund

Queens Road Value Fund

Each a series of the

Bragg Capital Trust

November 30, 2007

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services Ltd

826 Westpoint Parkway Suite 1250

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements.  Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import.  Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission.  The Funds undertake no obligation to update any forward looking statement.

Dear Fellow Shareholders:

The first half of our fiscal year (the six months ended 11/30/2007) was not a good one for the equities markets. The financial disruption that began in February of 2007 has worsened and spread from subprime residential mortgages into other segments of the capital markets. This dislocation and the continued decline in the residential real estate markets have lowered growth expectations and many economists are now predicting a recession for 2008. In spite of this, it’s interesting to note that after backing out the massive write-downs made by the large financial institutions during the third and fourth quarters, profits for the S&P 500 continued to grow through 2007.

 While we don’t make macro-economic guesses regarding near-term GDP growth, we’d be surprised if corporate profit margins didn’t decrease to more historical levels. It is becoming more and more apparent that some of the growth over the last eight to ten years was due to easy lending standards. The effects of these overly-generous standards are most obvious in the residential real estate bubble, but they also contributed significantly to overall consumer spending, which makes up about 70% of the US economy.

In short, we’ve been fighting some economic headwinds over the last six months. The worst may be behind us. On the other hand, the economic pressures could intensify. That’s entirely out of our control. What we can control is the due diligence we perform on each investment we make. We also control the disciplined valuation process we use to determine what we’re willing to pay for a stock. As always, we will continue to focus rigorously on these processes.

If you have any questions about our investment philosophy or methods, please feel free to give us a call.

As always we appreciate your continued support.

Sincerely,

Steve Scruggs, CFA

/Benton Bragg, CFA

President

Chairman

Queens Road Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Value Fund, as well as the performance for the S&P 500/Citigroup Value Index and the S&P 500 Index. The Value Fund was down 2.7% for the sixth month period ending November 30, 2007.  This compares with a -5.47% return for the S&P500/Citigroup Value Index and -2.33% posted by the S&P 500.

	QRVLX	S&P 500/Citi Value	S&P 500
June 2007	-0.90	-2.05	-1.66
July 2007	-3.76	-3.93	-3.10
August 2007	1.39	1.35	1.50
September 2007	2.36	3.10	3.74
October 2007	2.00	1.05	1.59
November 2007	-3.63	-4.86	-4.18

6 Months	-2.70	-5.47	-2.33

Past performance should not be considered as representative of future gains or losses from an investment in the fund.  Returns for the fund, the S&P 500/Citigroup Value Index and the S&P 500 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2007 release.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Value Fund
By Industry Sectors (Unaudited)
Utilities
6.05%
Basic Materials
3.98%
Technology
12.23%
Cash Equivalents
26.22%
Services
8.51%
Industrial Goods
6.87%
Conglomerates
1.40%
Consumer Goods
7.59%
Healthcare
9.28%
Financial
17.87%

	Queens Road Value Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 73.61%

Advertising - 0.23%
500	Omnicom Group, Inc.	$ 24,375

Aerospace & Defense - 1.16%
525	Alliant Techsystems, Inc.*	61,336
160	Boeing Company	14,806
600	United Technologies Corp.	44,862
		121,004
Alternative Carriers - 1.25%
7,500	Time Warner, Inc.	129,450

Apparel & Accessories - 1.27%
800	Liz Claiborne, Inc.	20,072
1,500	V.F. Corp.	112,185
		132,257
Beverages - 1.24%
1,830	Brown Forman Corp.	129,271

Financials-Asset Management & Custody Banks - 1.29%
2,900	Bank of America Corp.	133,777

Broadcasting & Cable TV - 1.29%
2,800	CBS Corp. Class B	13,441
490	Echostar Communications *	120,680
		134,121
Computer Storage & Peripherals - 2.68%
10,000	EMC Corporation *	192,700
600	Lexmark International Group *	20,928
2,500	Seagate Technology	64,475
		278,103
Data Processing Services - 0.49%
2,495	Electronic Data Systems Corp.	50,549

Electric & Other Services Combined - 1.03%
2,100	Integrys Energy Group, Inc.	107,121

Electric Utilites - 5.01%
10,900	Duke Power Co.	215,711
700	Exelon Corp.	56,749
3,000	Northeast Utilities	94,740
1,700	Progress Energy, Inc.	82,994
1,865	Southern Co.	70,161
		520,355
Environmental Services - 0.69%
2,250	Waste Connections, Inc. *	71,618

Fertilizers & Agricultural Chemicals - 0.64%
1,800	The Scotts Miracle-Gro Co.	66,438

Financials-Asset Management & Custody Banks - 2.82%
1,500	Legg Mason, Inc.	114,465
2,900	T. Rowe Price Associates, Inc.	178,292
		292,757
General Merchandise Stores - 0.54%
1,950	Dollar Tree Stores, Inc.*	55,887

Health Care Distributors & Services - 0.65%
800	Wellpoint Health Networks, Inc. *	67,368

Health Care Equipment - 0.73%
1,500	Medtronic, Inc.	76,275

Health Care Facilities - 1.45%
4,500	Community Health Systems *	150,390

Household Products - 1.19%
1,900	Clorox Co.	123,272

Housewares & Specialties - 1.02%
1,380	Fortune Brands, Inc.	105,777

Industrial Conglomerates - 1.31%
1,162	Covidien Ltd.	46608
1,162	Tyco Electronics Ltd.	43,447
1,162	Tyco International Ltd.	46,631
		136,686
Industrial Instruments For Measurement, Display And Control - 0.96%
1,150	Danaher Corp.	99,843

Industrial Machinery - 1.49%
3,000	Ingersoll-Rand Co. Ltd.	154,920

Insurance Brokers - 0.91%
1,300	Brown & Brown, Inc.	31,980
2,500	Marsh & Mclennan Cos., Inc.	62,800
		94,780
Integrated Oil & Gas - 1.46%
1,700	Exxon Mobil Corp.	151,572

Integrated Telecommunication Services - 2.55%
3,584	AT&T, Inc.	136,945
2,600	Century Telephone Enterprises, Inc.	110,838
1,333	Windstream Corp.	17,262
		265,045
Internet Software & Services - 1.51%
6,000	Intel Corp.	156,480

Leisure Products - 0.72%
2,700	Hasbro, Inc.	74,979

Life & Health Insurance - 6.97%
10,395	Aegon NV	184,719
4,000	Aflac, Inc.	250,560
3,500	Conseco, Inc.*	44,940
2,035	Metlife Inc.	133,476
1,800	Torchmark Corp.	111,024
		724,719
Metalworking Machinery & Equipment - 1.59%
2,000	Black & Decker Corp.	165,300

Movies & Entertainment - 2.89%
5,500	Microsoft Corp.	184,800
4,500	News Corp.	94,815
490	Viacom, Inc. Class B *	20,590
		300,205
Multi-Sector Holdings - 2.35%
5,200	Leucadia National Corp. *	244,192

Oil & Gas Exploration & Production - 1.12%
1,200	Apache Corp.	116,148

Oil & Gas Refining & Marketing - 0.28%
1,200	Spectra Energy Corp	29,568

Packaged Foods - 0.57%
1,670	Unilever NV	59,151

Personal Products - 1.57%
6,375	Alberto-Culver Class B	162,945

Pharmaceuticals - 5.98%
2,000	Glaxo Smithkline, PLC	105,360
3,050	Johnson & Johnson	206,607
2,820	Merck & Co., Inc.	167,395
6,000	Pfizer, Inc.	142,560
		621,922
Property & Casualty Insurance - 3.28%
11,900	Progressive Corp.	218,960
2,300	Travelers Companies, Inc.	122,153
		341,113
Publishing & Printing - 1.49%
420	Gannett, Inc.	15,435
3,300	John Wiley & Sons, Inc.	139,095
		154,530
Reginal Banks - 0.90%
1,700	BOK Financial Corp.	93,058

Reinsurance - 1.19%
2,100	Renaissance Re Holdings Ltd.	124,131

Restaurants - 1.87%
3,325	McDonalds Corp.	194,413

Semiconductors - 0.89%
4,000	Maxim Integrated Products, Inc.*	92,760

Specialty Stores - 0.12%
1,375	Sally Beauty Holdings, Inc. *	12,526

Steel Pipe & Tubes - 0.47%
500	Allegheny Technologies, Inc.	48,875

Systems Software - 0.51%
3,000	Symantec Corp. *	53,400

Trading Companies & Distributors - 0.59%
700	W.W. Grainger, Inc.	61,810

Wireless Telecommunication Services - 0.94%
1,586	America Movil S.A.B. de C.V.	97,793

State Commercial Banks - 0.47%
1,650	Fifth Third Bancorp	49,351

TOTAL FOR COMMON STOCKS (Cost $6,634,588) - 73.61%		$ 7,652,380

SHORT TERM INVESTMENTS - 26.16%
2,719,697	AIM Short Term Investment Company Prime Portfolio 4.99% ** (Cost $2,719,697)	2,719,697

TOTAL INVESTMENTS (Cost $9,354,285) - 99.77%		10,372,077

OTHER ASSETS LESS LIABILITIES - 0.23%		23,536

NET ASSETS - 100.00%		$ 10,395,613

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2007.
The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Assets and Liabilities
November 30, 2007 (Unaudited)

Assets:
Investments, at Value (Cost $9,354,285)	$ 10,372,077
Receivables:
Dividends and Interest	31,434
Total Assets	10,403,511
Liabilities:
Accrued Management Fees	7,898
Total Liabilities	7,898
Net Assets	$ 10,395,613

Net Assets Consist of:
Paid In Capital	9,137,091
Accumulated Undistributed Net Investment Income	160,350
Accumulated Undistributed Realized Gain on Investments	80,380
Unrealized Appreciation in Value of Investments	1,017,792
Net Assets, for 641,742 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 10,395,613

Net Asset Value Per Share ($10,395,613/641,742)	$ 16.20

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Operations
For the six months ended November 30, 2007 (Unaudited)

Investment Income:
Dividends (net of foreign witholding taxes of $445)	$ 93,310
Interest	45,682
Total Investment Income	138,992

Expenses:
Advisory Fees (Note 3)	47,122
Total Expenses	47,122

Net Investment Income	91,870

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	88,210
Net Change in Unrealized Depreciation on Investments	(437,950)
Net Realized and Unrealized Loss on Investments	(349,740)

Net Decrease in Net Assets from Operations	(257,870)

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	11/30/2007	5/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 91,870	$ 153,843
Net Realized Gain on Investments	88,210	32,220
Unrealized Appreciation (Depreciation) on Investments	(437,950)	1,161,293
Net Increase (Decrease) in Net Assets Resulting from Operations	(257,870)	1,347,356

Distributions to Shareholders From:
Net Investment Income	0	(103,682)
Realized Gains	0	(47,519)
Net Change in Net Assets from Distributions	0	(151,201)

Capital Share Transactions:
Proceeds from Sale of Shares	1,238,486	3,854,300
Shares Issued on Reinvestment of Dividends	0	60,840
Cost of Shares Redeemed	(315,167)	(326,882)
Net Increase in Net Assets from Shareholder Activity	923,319	3,588,258

Net Assets:
Net Increase in Net Assets	665,449	4,784,413
Beginning of Period	9,730,164	4,945,751
End of Period (Including Accumulated Undistributed Net Investment
Income of $160,350 and $68,480, Respectively)	$ 10,395,613	$ 9,730,164

Share Transactions:
Shares Sold	76,553	252,457
Shares Issued on Reinvestment of Dividends	0	3,893
Shares Redeemed	(19,294)	(21,007)
Net Increase in Shares	57,259	235,343
Outstanding at Beginning of Period	584,483	349,140
Outstanding at End of Period	641,742	584,483

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months							6/13/2002 *
	Ended		For the Years Ended					to
	11/30/2007		5/31/2007	5/31/2006	5/31/2005		5/31/2004	5/31/2003

Net Asset Value, at Beginning of Period	$ 16.65		$ 14.17	$ 13.00	$ 12.54		$ 10.74	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.15		0.33	0.15	0.16		0.26	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.60)		2.46	1.15	1.20		1.76	0.64
Total from Investment Operations	(0.45)		2.79	1.30	1.36		2.02	0.83

Distributions from:
Net Investment Income	0.00		(0.21)	(0.05)	(0.26)		(0.22)	(0.09)
Capital Gains	0.00		(0.10)	(0.08)	(0.64)		0.00	0.00
	0.00		(0.31)	(0.13)	(0.90)		(0.22)	(0.09)

Net Asset Value, at End of Period	$ 16.20		$ 16.65	$ 14.17	$ 13.00		$ 12.54	$ 10.74

Total Return ***	-2.70%		19.83%	10.03%	10.79%	(a)	18.77%	8.43%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,396		$ 9,730	$ 4,946	$ 1,388		$ 534	$ 355
Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(b)	0.95%	0.95%	0.95%		0.95%	0.95%	(b)
Ratio of Net Investment Income to Average Net Assets	1.85%	(b)	2.12%	1.05%	0.89%		1.22%	1.10%	(b)
After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(b)	0.95%	0.95%	0.57%		0.00%	0.00%	(b)
Ratio of Net Investment Income to Average Net Assets	1.85%	(b)	2.12%	1.05%	1.27%		2.17%	2.04%	(b)
Portfolio Turnover	3.58%		8.66%	6.54%	54.53%		36.79%	1.73%

* Commencement of Operations
** Net Investment Income/Loss per share amounts were calculated using the average share method.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.
(a) Total return before the waiver of related party broker commissions of $332 is 10.79% (see note 3).
(b) Annualized

The accompanying notes are an integral part of these financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007 (UNAUDITED)

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact, if any, on the Fund’s financial statements and has not yet been determined.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007 (UNAUDITED)

amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of November 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net asset value. For the six months ended November 30, 2007, the Advisor earned $47,122.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount due to the Advisor at November 30, 2007 is $7,898.

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the six months ended November 30, 2007.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007 (UNAUDITED)

Note 4. Capital Stock

At November 30,, 2007, there were an unlimited number of shares authorized and 641,742 shares outstanding, each with no par value, and paid-in capital amounted to $9,137,091 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2007, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $294,192 and $693,811 respectively. As of November 30, 2007, the gross unrealized appreciation for all securities totaled $1,468,491 and the gross unrealized depreciation for all securities totaled $450,699, for an unrealized appreciation of $1,017,792.  The aggregate cost of securities for federal income tax purposes at November 30, 2007 was $9,354,285.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2007 and fiscal year ended May 31, 2007 were as follows:

Distributions paid from:	November 30, 2007	May 31, 2007
Ordinary Income	$0	$103,682
Short-Term Capital Gain	0	6,105
Long-Term Capital Gain	0	41,414
	$0	$151,201

As of November 30, 2007 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$160,350
Undistributed long-term capital gain/ (accumulated losses)	80,380
Unrealized appreciation/ (depreciation)	1,017,792
$1,258,522

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2007, Pershing, LLC., for the benefit of its customers, owned 98.63% of the Fund.

Queens Road Value Fund
Expense Illustration
November 30, 2007 (Unaudited)

Expense Example

As a shareholder of the Queens Road Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs

(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2007 through November 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid

During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,

which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2007	November 30, 2007	June 1, 2007 to November 30, 2007

Actual	$1,000.00	$972.92	$4.70
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.31	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2007 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 38	Trustee, President Secretary	Unlimited; 3 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 39	Trustee, Chairman Treasurer	Unlimited; 3 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 53 [2]	Trustee	Unlimited; 3 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 36[1,2]	Trustee	Unlimited; 3 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 41[2]	Trustee	Unlimited; 3 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 45[1]	Trustee	Unlimited; 3 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Queens Road Small Cap Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Small Cap Value Fund, as well as the performance for the Russell 2000 Value Index and the Russell 2000 Index. The Small Cap Value Fund was down -8.47% for the sixth month period ending November 30, 2007.  This was down less than the -14.38% the Russell 2000 Value Index fell and the -8.82% posted by the Russell 2000 Index.

Although the fund was down over 8% we held up much better than our benchmark. We believe our strict valuation discipline was the primary reason for our outperformance, and our unusually large cash position also contributed to our superior relative performance.  Although we never like to see the portfolio decline in value, we know that such periods are inevitable. When they do occur we hope that our portfolio management philosophy will limit downside performance relative to our benchmark and our peers.

	QRSVX	Russell 2000 Value	Russell 2000
June 2007	-1.23	-2.33	-1.46
July 2007	-5.10	-8.51	-6.84
August 2007	1.26	2.00	2.27
September 2007	2.00	0.45	1.72
October 2007	0.64	1.09	2.87
November 2007	-6.06	-7.49	-7.18

6 Months	-8.47%	-14.38%	-8.82%

Past performance should not be considered as representative of  future gains or losses from an investment in the fund.  Returns for the fund, the Russell 2000 Value Index and the Russell 2000 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2007 release.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 72.83%

Aerospace & Defense - 0.72%
12,600	Allied Defense Group, Inc. *	$ 73,710

Agricultural Products-Livestock & Animal Specialties - 1.98%
3,300	Sadia S.A. * ADR	201,960

Apparel Retail - 0.99%
5,925	Stage Stores, Inc.	100,251

Auto Parts & Equipment - 1.02%
3,700	Aftermarket Technology Corp. *	103,304

Chemicals & Allied Products - 0.76%
1,420	FMC Corp.	77,702

Close End Mutual Fund - 1.42%
1,200	Capital Southwest Corp.	144,288

Construction & Farm Machinery - 1.62%
3,426	Oshkosh Truck Corporation	164,756

Data Processing Services - 0.41%
9,800	Gevity HR, Inc.	41,650

Electric Utilites - 1.46%
4,250	MGE Energy, Inc.	149,047

Electronic Equipment & Instruments - 1.12%
15,600	PAR Technology Corp. *	114,192

Food Retail - 3.68%
4,674	Village Super Market, Inc.	250,480
861	Arden Group, Inc.	123,993
		374,473
Footwear - 1.25%
7,000	K-Swiss Inc. Class A	127,050

Gas Utilities - 3.77%
7,300	Piedmont Natural Gas Co., Inc.	190,092
7,300	UGI Corp.	193,012
		383,104
Health Care Distributors & Services - 1.24%
3,220	Owens & Minor, Inc.	126,449

Health Care Supplies - 2.34%
2,002	Atrion Corp.	237,778

Home Furnishings - 0.58%
4,173	Rent A Center, Inc. *	59,090

Housewares & Specialties - 1.43%
3,790	Lancaster Colony Corp.	145,991

Industrial Conglomerates - 0.24%
400	Teleflex, Inc.	24,132

Industrial Machinery - 1.96%
4,842	Hurco Companies, Inc. *	199,829

Information Technology, Electronic Manufacturing Services - 2.06%
6,091	TTM Technologies, Inc. *	73,640
4,600	Park Electrochemical Corp.	135,470
		209,110
Life & Health Insurance - 1.71%
14,500	Phoenix Companies, Inc. *	174,290

Multi-Line Insurance - 2.06%
10,700	Horace Mann Educators Corp.	209,292

Natural Gas Distribution - 2.22%
4,480	New Jersey Resources Corp.	226,016

Networking Equipment - 1.66%
3,899	Bel Fuse Class B	116,658
7,802	Packeteer, Inc. *	52,742
		169,400
Office Services & Supplies - 1.68%
3,371	United Stationers, Inc. *	170,775

Oil & Gas Exploration & Production - 3.85%
5,000	Saint Mary Land & Exploration Co.	196,500
6,000	Encore Acquisition Co. *	195,300
		391,800
Packaged Foods - 4.23%
7,626	Smithfield Foods, Inc. *	229,161
6,474	Sanderson Farms, Inc.	201,082
		430,243
Personal Products - 1.26%
7,000	Inter Parfums, Inc.	127,890

Property & Casualty Insurance - 3.48%
7,350	CNA Surety Corp. *	151,631
3,700	Proassurance Corp. *	202,908
		354,538
Regional Banks - 2.01%
6,241	First Midwest Bancorp, Inc.	204,081

Reinsurance - 4.34%
6,000	Endurance Specialty Holdings, Ltd.	242,340
5,500	Platinum Underwriters Holdings, Ltd.	199,760
		442,100
Services-Advertising - 1.21%
10,000	Valassis Communications, Inc. *	123,300

Services-Computer Processing & Data Preparation - 1.82%
15,000	Acxiom Corp.	184,800

Specialty Chemicals - 2.24%
15,500	American Pacific Corp. *	227,850

Steel - 2.20%
8,000	Cleco Corp.	223,520

Surgical & Medical Instruments & Apparatus - 1.05%
5,494	Angiodynamics, Inc. *	106,639

Thrifts And Mortgage Finance - 0.72%
2,901	Anchor Bancorp Wisconsin, Inc.	73,743

Trucking - 1.05%
8,019	Vitran Corp. *	107,054

Wholesale-Apparel, Piece Goods & Notions - 2.29%
13,235	Delta Apparel, Inc.	129,041
3,795	Weyco Group, Inc.	103,907
		232,948
State Commercial Banks - 1.70%
4,150	Central Pacific Financial Corp.	83,872
2,776	Penns Wood Bancorp, Inc.	88,749
		172,621

TOTAL FOR COMMON STOCKS (Cost $7,097,339) - 72.83%		$ 7,410,766

REAL ESTATE INVESTMENT TRUSTS - 0.72%
938	Macerich Company	72,836

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $44,116) - 0.72%		$ 72,836

SHORT TERM INVESTMENTS - 26.40%
2,686,021	AIM Short Term Investments Company Prime Portfolio 4.99% ** (Cost $2,686,021)	2,686,021

TOTAL INVESTMENTS (Cost $9,827,476) - 99.95%		$ 10,169,623

OTHER ASSETS LESS LIABILITIES - 0.05%		5,446

NET ASSETS - 100.00%		$ 10,175,069

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2007.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Assets and Liabilities
November 30, 2007 (Unaudited)

Assets:
Investments, at Value (Cost $9,827,476)	$ 10,169,623
Receivables:
Dividends and Interest	16,717
Total Assets	10,186,340
Liabilities:
Accrued Management Fees	11,271
Total Liabilities	11,271
Net Assets	$ 10,175,069

Net Assets Consist of:
Paid In Capital	$ 9,280,942
Accumulated Undistributed Net Investment Income	47,221
Accumulated Undistributed Realized Gain on Investments	504,759
Unrealized Appreciation in Value of Investments	342,147
Net Assets, for 571,011 Shares Outstanding	$ 10,175,069
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($10,175,069/571,011 shares)	$ 17.82

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Operations
For the six months ended November 30, 2007 (Unaudited)

Investment Income:
Dividends	$ 62,967
Interest	44,455
Total Investment Income	107,422

Expenses:
Advisory Fees (Note 3)	67,183
Total Expenses	67,183

Net Investment Income	40,239

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	369,206
Net Change in Unrealized Depreciation on Investments	(1,288,238)
Net Realized and Unrealized Loss on Investments	(919,032)

Net Decrease in Net Assets from Operations	$ (878,793)

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	11/30/2007	5/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 40,239	$ 48,858
Net Realized Gain on Investments	369,206	153,421
Unrealized Appreciation (Depreciation) on Investments	(1,288,238)	1,300,972
Net Increase (Decrease) in Net Assets Resulting from Operations	(878,793)	1,503,251

Distributions to Shareholders From:
Net Investment Income	0	(56,414)
Realized Gains	0	(331,235)
Net Change in Net Assets from Distributions	0	(387,649)

Capital Share Transactions:
Proceeds from Sale of Shares	1,723,223	1,946,869
Shares Issued on Reinvestment of Dividends	0	169,042
Cost of Shares Redeemed	(504,223)	(1,435,045)
Net Increase in Net Assets from Shareholder Activity	1,219,000	680,866

Net Assets:
Net Increase in Net Assets	340,207	1,796,468
Beginning of Period	9,834,862	8,038,394
End of Period (Including Accumulated Undistributed Net Investment
Income of $47,221 and 6,983, Respectively)	$ 10,175,069	$ 9,834,862

Share Transactions:
Shares Sold	92,796	111,052
Shares Issued on Reinvestment of Dividends	0	9,660
Shares Redeemed	(26,805)	(81,087)
Net Increase in Shares	65,991	39,625
Outstanding at Beginning of Period	505,020	465,395
Outstanding at End of Period	571,011	505,020

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months							6/13/2002 *
	Ended		For the Years Ended					to
	11/30/2007		5/31/2007	5/31/2006	5/31/2005		5/31/2004	5/31/2003

Net Asset Value, at Beginning of Period	$ 19.47		$ 17.27	$ 15.98	$ 14.67		$ 10.80	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.08		0.10	0.07	0.10		0.19	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.73)		2.90	1.26	2.04		3.85	0.73
Total from Investment Operations	(1.65)		3.00	1.33	2.14		4.04	0.89

Distributions from:
Net Investment Income	0.00		(0.11)	(0.03)	(0.09)		(0.17)	(0.09)
Capital Gains	0.00		(0.69)	(0.01)	(0.68)		0.00	0.00
Return of Capital	0.00		0.00	0.00	(0.05)		0.00	0.00
Total from Distributions	0.00		(0.80)	(0.04)	(0.82)		(0.17)	(0.09)

Net Asset Value, at End of Period	$ 17.82		$ 19.47	$ 17.27	$ 15.98		$ 14.67	$ 10.80

Total Return ***	-8.47%		17.90%	8.31%	14.38%	(a)	37.52%	9.02%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,175		$ 9,835	$ 8,038	$ 3,574		$ 969	$ 382
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	(b)	1.35%	1.35%	1.35%		1.35%	1.35%	(b)
Ratio of Net Investment Income to Average Net Assets	0.81%	(b)	0.56%	0.42%	0.14%		0.10%	0.42%	(b)
After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	(b)	1.35%	1.35%	0.87%		0.00%	0.00%	(b)
Ratio of Net Investment Income to Average Net Assets	0.81%	(b)	0.56%	0.42%	0.62%		1.45%	1.76%	(b)
Portfolio Turnover	2.49%		64.65%	74.23%	39.74%		82.56%	13.26%

* Commencement of Operations
** Net Investment Income/Loss per share amounts were calculated using the average share method.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.
(a) Total return before the waiver of related party brokerage commissions of $392 is 14.38%.
(b) Annualized

The accompanying notes are an integral part of these financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007 (UNAUDITED)

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact, if any, on the Fund’s financial statements and has not yet been determined.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007 (UNAUDITED)

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of November 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the six months ended November 30, 2007, the Advisor earned $67,183.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount owed to the advisor at November 30, 2007 is $11,268.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the fund’s shares. Certain officers of the trust are also officers of (“QRS”). QRS did not receive or waive any brokerage fees on execution of purchases and sales of the Fund’s investments during the six months ended November 30, 2007.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007 (UNAUDITED)

Note 4. Capital Stock

At November 30, 2007, there were an unlimited number of shares authorized and 571,011 shares outstanding, each with no par value, and paid-in capital amounted to $9,280,942 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2007, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $ 197,856 and $693,810, respectively.  The aggregate cost of securities for federal income tax purposes at November 30, 2007 was $9,827,476.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2007 and fiscal year ended May 31, 2007 were as follows:

Distributions paid from:	November 30, 2007	May 31, 2007
Ordinary Income	$0	$56,414
Short-Term Capital Gain	0	72,657
Long-Term Capital Gain	0	258,578
	0	$387,649

As of November 30, 2007 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$ 47,221
Undistributed long-term capital gain/ (accumulated losses)	504,759
Unrealized appreciation/ (depreciation)	342,147
$894,127

At November 30, 2007, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
1,077,270	(735,123)	342,147

There were no differences between book-basis and tax-basis unrealized appreciation (depreciation).

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2007, Pershing, LLC., for the benefit of its customers, owned 86.80% of the Fund.

Queens Road Small Cap Value Fund
Expense Illustration
November 30, 2007 (Unaudited)

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs

(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2007 through November 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid

During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,

which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2007	November 30, 2007	June 1, 2007 to November 30, 2007

Actual	$1,000.00	$915.25	$6.48
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2007 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 38	Trustee, President Secretary	Unlimited; 3 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 39	Trustee, Chairman Treasurer	Unlimited; 3 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 53 [2]	Trustee	Unlimited; 3 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 36[1,2]	Trustee	Unlimited; 3 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 41[2]	Trustee	Unlimited; 3 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 45[1]	Trustee	Unlimited; 3 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 29, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date February 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date February 8, 2008

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date February 8, 2008

* Print the name and title of each signing officer under his or her signature.